Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Disclosure of investments accounted for using the equity method
The following table summarizes Investments accounted for using the equity method:

	At December 31,
	2021	2020
	(€ million)
Joint ventures	€5,635	€2,844
Associates	297	308
Other	90	—
Total Investments accounted for using the equity method	€6,022	€3,152
The following table summarizes the share of profits of equity method investees included within Share of the profit/(loss) of equity method investees:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Joint Ventures	€737	€(95)	€(78)
Associates	22	24	18
Other	(22)	(3)	(2)
Total Share of the profit/(loss) of equity method investees	€737	€(74)	€(62)

Disclosure of interests in joint ventures
The Company's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2021	2020	2021	2020
Joint ventures	Ownership percentage		(€ million)
Finance companies in partnership with Santander Consumer Finance	50.0%	50.0%	€1,896	€1,920
FCA Bank S.p.A.	50.0%	—%	1,858	—
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	—%	727	—
Finance companies in partnership with BNP Paribas Personal Finance	50.0%	50.0%	636	578
Dongfeng Peugeot Citroën Auto Finance Company	25.0%	25.0%	137	114
GAC FIAT Chrysler Automobiles Co.	50.0%	—%	130	—
Automotive Cells Company SE (ACC)	50.0%	50.0%	89	16
Others			162	216
Total			€5,635	€2,844
The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Joint ventures:
(Loss)/profit from continuing operations	€168	€(372)	€(359)
Net (loss)/profit	168	(372)	(359)
Other comprehensive loss	(72)	(4)	(268)
Total Other comprehensive (loss)/income	€96	€(376)	€(627)

Associates:
(Loss)/income from continuing operations	€22	€24	€18
Net (loss)/income	22	24	18
Other comprehensive (loss)/income	13	—	(34)
Total Other comprehensive income/(loss)	€35	€24	€(16)

Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance
The following tables include summarized financial information relating to FCA Bank:

At June 30, 2021
(€ million)
Financial assets	€24,502
Of which: Cash and cash equivalents	286
Other assets	6,171
Financial liabilities	25,319
Other liabilities	1,710
Total Equity	3,644
Net assets attributable to owners of the parent	3,579

Carrying amount of interest in FCA Bank
Company's share of net assets	1,790
Elimination of unrealized profits and other adjustments	68
Carrying amount of interest in FCA Bank(1)	€1,858
______________________________________________________________________________________________________________________________
(1) Amounts as at December 31, 2021.

Six months ended June 30
2021
(€ million)
Interest and similar income	€420
Interest and similar expenses	(98)
Income tax expense	(88)
Profit from continuing operations	254
Net profit	254

Net profit attributable to owners of the parent (A)	250
Other comprehensive income/(loss) attributable to owners of the parent (B)	16
Total Comprehensive income attributable to owners of the parent (A+B)	€266
Company’s share of net profit(1)	€233
______________________________________________________________________________________________________________________________
(1) Amounts for the year ended December 31, 2021.
The following tables include summarized financial information relating to the finance companies in partnership with Santander Consumer Finance:

	At December 31, 2021	At December 31, 2020
	(€ million)
Financial assets	€31,959	€33,067
Of which: Cash and cash equivalents	2,758	2,355
Other assets	1,147	1,151
Financial liabilities	27,445	28,528
Other liabilities	1,869	1,850
Total Equity	3,792	3,840

Carrying amount of interest
Company’s share of net assets	1,896	1,920
Elimination of unrealized profits and other adjustments	—	—
Carrying amount of interest	€1,896	€1,920

	Years ended December 31,
	2021	2020	2019
	(€ million)
Interest and similar income	€2,300	€2,249	€2,178
Interest and similar expenses	(997)	(979)	(951)
Income tax expense	(210)	(227)	(199)
Profit from continuing operations	673	552	561
Net profit	673	552	561

Net profit attributable to owners of the parent (A)	336	276	281
Other comprehensive income/(loss) attributable to owners of the parent (B)	15	(24)	11
Total Comprehensive income attributable to owners of the parent (A+B)	€351	€252	€292
Company’s share of net profit	€336	€276	€281

Disclosure of interests in associates
The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Joint ventures:
(Loss)/profit from continuing operations	€168	€(372)	€(359)
Net (loss)/profit	168	(372)	(359)
Other comprehensive loss	(72)	(4)	(268)
Total Other comprehensive (loss)/income	€96	€(376)	€(627)

Associates:
(Loss)/income from continuing operations	€22	€24	€18
Net (loss)/income	22	24	18
Other comprehensive (loss)/income	13	—	(34)
Total Other comprehensive income/(loss)	€35	€24	€(16)